Judicial deposits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Judicial deposits	R$ 689,739	R$ 1,377,560
Judicial Deposits For Civil [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	286,430	974,482
Judicial Deposits For Labor [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	68,202	117,583
Judicial Deposits For Tax [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	220,842	184,435
Judicial Deposits For Regulatory [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	115	113
Judicial Deposits For Online Attachment [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	R$ 114,150	R$ 100,947